Intangible Assets (Details) - Schedule of annual amortization expense - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of annual amortization expense [Abstract]
2021	$ 195,594	$ 397,988
2022	391,188	392,321
2023	391,188	391,188
2024	391,173	391,173
2025	258,169	258,169
Thereafter	$ 2,062,561	2,062,561
Total		$ 3,893,400